ACCOUNT RECEIVABLE	6 Months Ended
Mar. 31, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNT RECEIVABLE

NOTE 3 - ACCOUNT RECEIVABLE

Accounts receivable consisted of the following:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Accounts receivable, gross	536,481	-
Less: allowance for credit loss	(3,541)	-
Total, net	532,940	-

Changes of allowance for credit loss as follow:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Beginning balance	-	-
Additional allowance of credit loss	3,541	-
Ending balance	3,541	-